BBH TRUST
                                40 Water Street
                                Boston, MA 02109
                                November 1, 2006


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549


     RE: BBH TRUST (the "Registrant")
            BBH U.S. Treasury Money Fund
            BBH Tax Exempt Money Fund
           1933 Act File No. 33-39020
           1940 Act File No. 811-3779


 Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated October 27, 2006, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 21 on October 27, 2006.

     If you have any questions regarding this certification, please contact me at (412) 288-6812.

                                                 Very truly yours,



                                                 /s/Gail C. Jones
                                                 Gail C. Jones
                                                 Secretary